Earnings per Share	12 Months Ended
Dec. 31, 2012
Earnings per Share [Abstract]
Earnings per Share

(13) Earnings per Share

Basic earnings per share is computed by dividing income available to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share gives effect to all dilutive potential common shares that were outstanding during the year. The calculations of basic and diluted earnings per share are as follows for the years indicated:

	2012	2011	2010
Basic earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Basic earnings (loss) per share	$0.21	$0.18	$(1.15)

Diluted earnings (loss) per common share:
Net income (loss)	$2,821,969	$2,857,270	$(3,551,740)
Less:
Preferred stock dividends	1,124,417	1,512,750	1,512,750
Accretion of discount on preferred stock	659,244	476,474	476,474

Net income (loss) available to common shareholders	$1,038,308	$868,046	$(5,540,964)

Average shares outstanding	4,839,114	4,839,114	4,839,114
Effect of dilutive stock options	0	0	0

Average shares outstanding including dilutive stock options	4,839,114	4,839,114	4,839,114

Diluted earnings (loss) per share	$0.21	$0.18	$(1.15)

Under the treasury stock method, outstanding stock options are dilutive when the average market price of the Company’s common stock, when combined with the effect of any unamortized compensation expense, exceeds the option price during the period, except when the Company has a loss from continuing operations available to common shareholders. In addition, proceeds from the assumed exercise of dilutive options along with the related tax benefit are assumed to be used to repurchase common shares at the average market price of such stock during the period.

The following options to purchase shares during the years ended December 31, 2012, 2011 and 2010 were not included in the respective computations of diluted earnings per share because the exercise price of the option, when combined with the effect of the unamortized compensation expense, was greater than the average market price of the common shares and were considered anti-dilutive.

	2012	2011	2010
Anti-dilutive shares—option shares	215,343	270,634	270,835
Anti-dilutive shares—warrant shares	287,133	287,133	287,133

Total anti-dilutive shares	502,476	557,767	557,968